Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2024 and 2023:

	2024		2023
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset (See Note 7.2, Note 12.2)	Ps. 40	Ps. 5,259	Ps. 228	Ps. 131
Derivative financial instruments liability (See Note 24.2, Note 24.4)	335	2,085	202	5,146
Trust assets of labor obligations (See Note 15.2)	1,555	—	1,426	—

Disclosure of reconciliation of each component of equity and the analysis of other comprehensive income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Foreign currency option	Cross-currency swaps	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at December 31, 2022	Ps. (266)	Ps. —	Ps. 100	Ps. 46	Ps. (120)	Ps. (14)	Ps. (134)
Financial instruments – purchases	(502)	—	(228)	(124)	(854)	(55)	(909)
Change in fair value of financial instruments recognized in OCI	(1,454)	—	(2,667)	271	(3,850)	(148)	(3,998)
Amount reclassified from OCI to profit or loss	1,807	—	—	(363)	1,444	(16)	1,428
Foreign currency revaluation of the net foreign operations	—	—	2,703	—	2,703	150	2,853
Effects of changes in foreign exchange rates	5	—	(1)	(2)	2	(1)	1
Income tax effect	78	—	64	70	212	24	236
As at December 31, 2023	Ps. (332)	Ps. —	Ps. (29)	Ps. (102)	Ps. (463)	Ps. (60)	Ps. (523)
Financial instruments – purchases	87	166	91	187	531	52	583
Change in fair value of financial instruments recognized in OCI	732	(43)	5,898	(282)	6,305	551	6,856
Amount reclassified from OCI to profit or loss	(98)	(38)	—	(2)	(138)	(52)	(190)
Foreign currency revaluation of the net foreign operations	—	—	(4,645)	—	(4,645)	(390)	(5,035)
Effects of changes in foreign exchange rates and hyperinflationary economies effects	28	—	(29)	(1)	(2)	(7)	(9)
Income tax effect	(232)	(28)	(412)	31	(641)	(52)	(693)
As at December 31, 2024	Ps. 185	Ps. 57	Ps. 874	Ps. (169)	Ps. 947	Ps. 42	Ps. 989

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2024, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 4,035	Ps. (72)	Ps. 310
At December 31, 2023, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2024	Ps. 10,700	Ps. (550)	Ps. 36

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2024, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 6,251	Ps. —	Ps. 461
2027	9,121	(137)	433
2030	16,357	(68)	3,114
2032	608	—	53
2043[1]	—	—	641

[1] Consider in 2043 a forward starting cross-currency swap that starts in 2027.
At December 31, 2023, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 5,210	Ps. (984)	Ps. 96
2027	7,602	(1,377)	—
2030	13,633	(803)	—
2032	507	(51)	—

Summary of Outstanding Interest Rate Swap Agreements
At December 31, 2024, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 10,134	Ps. (1,784)	Ps. —

At December 31, 2023, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 8,447	Ps. (1,381)	Ps. —

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2024, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 828	Ps. (2)	Ps. 33

As of December 31, 2024, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 3,108	Ps. (183)	Ps. 6
2026	2,214	(118)	—
2027	440	(27)

As of December 31, 2024, the Company had the following diesel price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 22	Ps. —	Ps. —

As of December 31, 2024, the Company had the following PX + MEG price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 72	Ps. (5)	Ps. —

As of December 31, 2023, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2024	Ps. 647	Ps. —	Ps. 20

As of December 31, 2023, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2024	Ps. 2,593	Ps. (128)	Ps. 206
2025	745	(72)	—

Disclosure of Options to Purchase Foreign Currency	As of December 31, 2024, the Company had the following outstanding option agreements to purchase foreign currency:

Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 3,701	Ps. (24)	Ps. 248

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria	Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2024	2023	2022
Cross currency swaps	Interest expense	Ps. —	Ps. (392)	Ps. (1)
Cross currency swaps	Foreign exchange	—	(747)	(5)
Interest rate swap	Interest expense	—	—	—
Option to purchase foreign currency	Cost of good sold	39	—	—
Forward agreements to purchase foreign currency	Cost of good sold	136	(1,834)	(681)
Commodity Price contracts	Cost of good sold	(15)	430	614

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that are designated as a Fair Value Hedge

Derivative	Impact in consolidated income statement	2024	2023	2022
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. 938	Ps. 141	Ps. (2,270)

Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreements to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(13)%	Ps. (203)	Ps. —
2023	(11)%	(465)	—
2022	(10)%	(512)	—
Forward agreements to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(13)%	Ps. (50)	Ps. —
2023	(12)%	(521)	—
2022	(18)%	(550)	—
Forward agreements to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(11)%	Ps. (34)	Ps. —
2023	(16)%	(225)	—
2022	(17)%	(112)	—
Forward agreements to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(2)%	Ps. (11)	Ps. —
2023	(55)%	(140)	—
2022	(3)%	(10)	—
Forward agreements to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(5)%	Ps. (13)	Ps. —
2023	(5)%	(20)	—
2022	(7)%	(25)	—
Forward agreements to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(5)%	Ps. (14)	—
2023	(7)%	(15)	—
2022	(7)%	(24)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(13)%	Ps. (1,863)	Ps. —
2023	(11)%	(1,314)	—
2022	(10)%	(1,220)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2024	(13)%	Ps. (2,396)	Ps. —
2023	(12)%	(1,683)	—
2022	(18)%	(2,893)	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2024	(29)%	Ps. (1,578)	Ps. —
2023	(29)%	(765)	—
2022	(22)%	(333)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2024	(22)%	Ps. (189)	Ps. —
2023	(22)%	(147)	—
2022	(35)%	(189)	—
Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect

2024	(13)%	Ps. (136)	Ps. —
2023	—%	—	—
2022	—%	—	—
Options to purchase foreign currency (BRL to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2024	(13)%	Ps. (119)	Ps. —
2023	—%	—	—
2022	—%	—	—
Options to purchase foreign currency (COP to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2024	(11)%	Ps. (54)	Ps. —
2023	—%	—	—
2022	—%	—	—
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial floating rate instruments at the end of the reporting period:

Interest Rate Risk	Change in rate	Effect on profit or (loss)
2024	+100 bps	Ps. (204)
2023	+100 bps	(187)
2022	+100 bps	(203)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2024.

(In millions of Ps)	2025	2026	2027	2028	2029	2030 and thereafter
Notes and bonds	Ps. 1,727	Ps. 2,928	Ps. 8,495	Ps. 9,961	Ps. 5,492	Ps. 43,504
Loans from banks	1,587	3	—	—	—	—
Derivatives financial liabilities (assets)	(312)	(343)	(268)	—	—	(1,956)

Disclosure of Supplier Finance Included in All Trade Payables
All trade payables subject to the supplier finance arrangement, included in the table below, are recorded as suppliers in the consolidated statement of financial position.

	2024	2023	2022
Carrying amount of trade payables that are part of a supplier finance arrangement	Ps. 4,973	Ps. 2,416	Ps. 3,697
Of which suppliers have received payment	Ps. 680	Ps. 823	Ps. 2,831